Deferred Income Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Changes in deferred tax liability (asset) [abstract]
Movements of deferred tax liabilities
The movements of the deferred tax liabilities are as follows:

	Accelerated depreciation allowance	Tax losses	Total
	US$ in millions
At January 1, 2017	$(68)	$21	$(47)
Credit/(charge) for the year	5	(21)	(16)
Currency translation differences	1	—	1
At December 31, 2017	(62)	—	(62)
Credit for the year	12	—	12
At December 31, 2018	$(50)	$—	$(50)

Unrecognized deferred tax assets
The unrecognized deferred income tax assets in respect of losses that can be carried forward against future taxable income and pre-opening expenses are as follows:

	December 31,
	2018	2017
	US$ in millions
Arising from unused tax losses	$270	$263
Arising from pre-opening expenses	6	9
	$276	$272